FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2012 Subsequent Event	Sep. 30, 2012 Subsequent Event item	Sep. 30, 2012 Equity securities	Sep. 30, 2011 Equity securities
Available-for-sale securities
Cost					$ 129,183,000	$ 129,183,000
Gross unrealized gains					304,396,000	203,486,000
Estimated fair value					433,579,000	332,669,000
Number of limited partnerships that entity sold shares of the partnership				3
Proceeds from sale of partnership interest			18,100,000
Limited Liability Partnerships
Investment in limited partnerships, at carried cost	9,400,000	9,400,000
Investment in limited partnerships, at fair value	15,800,000	18,000,000
Investment in limited partnerships sold, carried cost	3,000,000
Investment in limited partnerships sold, fair value	3,900,000
Realized gain on sale of investment securities	900,000
Non-qualified Supplemental Savings Plan
Assets held in Non-qualified Supplement Savings Plan, at Fair Value	$ 5,900,000	$ 8,200,000